Condensed Combined and Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash	$ 18,991,649	$ 6,985,089
Prepaid expenses	512,850	2,632,044	$ 113,170
Income tax receivable	4,827	48,876
Value-added tax receivable	2,920,940	2,912,809
Total current assets	22,430,266	12,578,818	113,170
Property and equipment, net	45,327	54,108
Deferred offering costs	1,677,929	1,195,053
Total assets	24,153,522	13,827,979	113,170
Current liabilities:
Accounts payable	1,176,236	207,524	1,135,865
Accrued expenses	8,195,749	6,224,566	474,020
Due to Roivant Sciences Ltd.	3,057,298	58,556
Convertible promissory notes payable	32,500,000
Income tax payable	10,786
Total liabilities	47,440,069	6,490,646	1,609,885
Commitments and contingencies (Note 8)
Equity/(deficit):
Common shares, par value $0.00001 per share, 1,000,000,000 shares authorized, 78,906,250 issued and outstanding at March 31, 2019 and September 30, 2019	789	789
Common shares subscribed		(750)
Additional paid-in capital	36,090,133	31,829,654
Net parent investment			(1,657,695)
Accumulated other comprehensive income	1,378	345,513	160,980
Accumulated deficit	(59,378,847)	(24,837,873)
Total equity/(deficit)	(23,286,547)	7,337,333	(1,496,715)
Total liabilities and equity/(deficit)	24,153,522	$ 13,827,979	$ 113,170
Roivant Sciences Ltd. (RSL) [Member]
Current liabilities:
Convertible promissory notes payable	$ 2,500,000